Lease Liabilities - Maturity Schedule of Lease Liabilities (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 8,611
2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,747
2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,555
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,301
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,069
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	806
Subsequent years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,133
Non-current total
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 6,864